Acquisition (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Goodwill		¥ 2,166,486	¥ 1,855,394	¥ 595,280
Acquisitions in 2022
Acquisition
Equity interest acquired (as a percent)		50.50%
Cash consideration		¥ 760,400
Previously held equity interest in equity investments (as a percent)		41.50%
Equity interest after acquisition (as a percent)		92.00%
Gain in relation to the revaluation of the previously held equity interests		¥ 310,400
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Net liabilities acquired		(34,671)
Deferred tax liabilities		(104,137)
Goodwill		1,571,206
Noncontrolling interests		(122,983)
Total		1,978,414
Acquisitions in 2022 | Trademark
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[1]	143,146
Acquisitions in 2022 | Other identified intangible assets
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):
Amortizable intangible assets	[1]	¥ 525,853

[1]	Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”.